Franklin New York Tax-Free Trust
Statement of Investments (unaudited), June 30, 2020
Franklin New York Intermediate-Term Tax-Free Income Fund
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.2%
New York 97.2%
Battery Park City Authority , Revenue, Senior Lien , 2019 B , Refunding , 5% , 11/01/38 .
$ 3,750,000 $ 4,902,487
City of New York ,
GO, 2012D-1, 5%, 10/01/24 .......................................... 5,000,000 5,281,100
GO, 2015A, Refunding, 5%, 8/01/26 .................................... 10,000,000 11,614,900
GO, 2016A, Refunding, 5%, 8/01/26 .................................... 9,000,000 10,772,190
GO, 2018 E-1, 5.25%, 3/01/31 ........................................ 5,000,000 6,411,350
GO, 2019 - D1, 5%, 12/01/35 ......................................... 5,015,000 6,277,877
GO, 2020 D-1, 4%, 3/01/36 .......................................... 2,500,000 2,946,950
City of Yonkers , GO , 2011A , AGMC Insured , 5% , 10/01/24 ....................
1,000,000 1,059,500
County of Allegany , GO , 2014 , Refunding , BAM Insured , 5% , 9/15/26 ............
1,245,000 1,475,014
County of Nassau ,
GO, 2007A, 4.25%, 12/01/23 ......................................... 5,615,000 5,708,770
GO, 2007B, 4.25%, 12/01/23 ......................................... 5,925,000 6,023,948
GO, 2010C, 4%, 10/01/24 ........................................... 6,200,000 6,258,032
GO, 2012A, AGMC Insured, 4.25%, 4/01/26 .............................. 10,540,000 10,855,357
County of Suffolk ,
GO, 2014, Refunding, AGMC Insured, 5%, 2/01/23 ......................... 5,045,000 5,508,181
GO, 2018 B, AGMC Insured, 4%, 10/15/30 ............................... 6,310,000 7,017,036
GO, 2018 B, AGMC Insured, 3.375%, 10/15/31 ........................... 6,370,000 6,843,928
County of Ulster ,
GO, 2012, Refunding, 5%, 11/15/24 .................................... 2,600,000 2,765,958
GO, 2012, Refunding, 5%, 11/15/28 .................................... 2,995,000 3,183,176
Grand Island Central School District ,
GO, 2016, 4%, 12/01/29 ............................................. 3,915,000 4,662,373
GO, 2016, 4%, 12/01/30 ............................................. 3,650,000 4,314,045
Haverstraw-Stony Point Central School District ,
GO, 2015, Refunding, 5%, 10/15/25 .................................... 850,000 973,667
GO, 2015, Refunding, AGMC Insured, 5%, 10/15/31 ........................ 600,000 686,448
Long Island Power Authority ,
Revenue, 2012B, 5%, 9/01/26 ........................................ 5,000,000 5,441,700
Revenue, 2019 A, 4%, 9/01/35 ........................................ 15,700,000 18,026,269
Revenue, 2019 A, 4%, 9/01/38 ........................................ 6,775,000 7,704,462
Metropolitan Transportation Authority ,
Revenue, 2003 A, AGMC Insured, 5.5%, 11/15/22 ......................... 8,765,000 9,662,799
Revenue, 2003 A, AGMC Insured, 5.5%, 11/15/23 ......................... 10,000,000 11,427,300
Revenue, 2005 B, NATL Insured, 5.25%, 11/15/20 ......................... 11,250,000 11,380,612
Revenue, 2012A, Refunding, Zero Cpn ., 11/15/32 ......................... 70,000,000 46,099,900
Revenue, 2013E, Pre-Refunded, BAM Insured, 5%, 11/15/27 ................. 8,900,000 10,307,802
Revenue, 2017 C-2, Refunding, Zero Cpn ., 11/15/39 ....................... 15,000,000 6,859,350
Monroe County Industrial Development Corp. ,
Rochester City School District, Revenue, 2013, 5%, 5/01/26 .................. 5,000,000 5,618,500
Rochester City School District, Revenue, 2013, 5%, 5/01/29 .................. 9,645,000 10,803,268
Rochester City School District, Revenue, 2015, 5%, 5/01/29 .................. 1,175,000 1,402,398
University of Rochester, Revenue, 2013A, Pre-Refunded, 5%, 7/01/25 .......... 5,445,000 6,202,781
University of Rochester, Revenue, 2013A, Pre-Refunded, 5%, 7/01/27 .......... 6,220,000 7,085,637
New York City ,
Water & Sewer System, Revenue, 2012 EE, 5%, 6/15/28 .................... 8,000,000 8,685,200
Water & Sewer System, Revenue, 2014 DD, 5%, 6/15/23 .................... 6,000,000 6,833,700
Water & Sewer System, Revenue, 2015 GG, Refunding, 5%, 6/15/27 ........... 10,000,000 12,063,000
Water & Sewer System, Revenue, 2015DD, Refunding, 5%, 6/15/29 ........... 7,790,000 9,109,003
Water & Sewer System, Revenue, 2018 CC-1, 4%, 6/15/37 .................. 5,000,000 5,733,350
Water & Sewer System, Revenue, 2018 EE, Refunding, 5%, 6/15/30 ........... 5,000,000 6,109,100
Water & Sewer System, Revenue, 2018 FF, Refunding, 5%, 6/15/34 ............ 5,000,000 6,392,550

Franklin New York Tax-Free Trust
Statement of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
a
New York City Housing Development Corp. , East 124th Street LLC , Revenue , 2008 A ,
LOC FHLMC , Mandatory Put , 2.1% , 10/01/29 ............................. $ 20,000,000 $ 21,277,800
New York City Industrial Development Agency , Yankee Stadium LLC , Revenue , 2009A ,
AGMC Insured , Zero Cpn ., 3/01/21 .................................... 10,150,000 10,084,329
New York City Transitional Finance Authority ,
Building Aid, Revenue, 2012 S-1A, 5%, 7/15/26 ........................... 9,020,000 9,393,789
Building Aid, Revenue, 2018S-1, Refunding, 5%, 7/15/29 .................... 8,215,000 10,348,846
Building Aid, Revenue, 2019 S-3A, Refunding, 5%, 7/15/34 .................. 10,000,000 12,532,000
Future Tax Secured, Revenue, 13, 5%, 11/01/22 .......................... 6,800,000 7,523,724
Future Tax Secured, Revenue, 2012E-1, 5%, 2/01/23 ....................... 5,000,000 5,357,250
Future Tax Secured, Revenue, 2016 A-1, 5%, 8/01/28 ...................... 5,000,000 5,998,300
Future Tax Secured, Revenue, 2017 A-1, 5%, 5/01/40 ...................... 10,970,000 13,100,264
Future Tax Secured, Revenue, 2018 B-1, 4%, 8/01/35 ...................... 4,000,000 4,563,400
Future Tax Secured, Revenue, 2019 C-1, 4%, 11/01/42 ..................... 11,105,000 12,710,228
New York City Trust for Cultural Resources ,
Juilliard School (The), Revenue, 2018 A, Refunding, 5%, 1/01/33 .............. 2,700,000 3,482,217
Lincoln Center for the Performing Arts, Inc., Revenue, 2016 A, Refunding, 5%,
12/01/26 ....................................................... 2,500,000 3,039,500
Whitney Museum of American Art, Revenue, 2011, 5%, 7/01/21 ............... 8,000,000 8,168,800
New York Convention Center Development Corp. , Revenue , 2015 , Refunding , 5% ,
11/15/25 ........................................................ 2,250,000 2,556,337
New York Liberty Development Corp. , Goldman Sachs Headquarters LLC , Revenue ,
2005 , Refunding , 5.25% , 10/01/35 ..................................... 13,305,000 17,987,296
New York Municipal Bond Bank Agency ,
Revenue, 2009C1, AGMC Insured, 5%, 2/15/21 ........................... 400,000 401,272
Revenue, 2009C1, AGMC Insured, 5%, 2/15/22 ........................... 425,000 426,279
New York State Dormitory Authority ,
Revenue, 2009A, AGMC Insured, 5%, 10/01/24 ........................... 160,000 160,582
Revenue, 2010A, Pre-Refunded, AGMC Insured, 5%, 10/01/23 ............... 13,420,000 13,571,914
Revenue, 2010A, AGMC Insured, 5%, 10/01/23 ........................... 860,000 869,761
Revenue, 2011A, Pre-Refunded, 5%, 10/01/24 ............................ 6,710,000 7,109,245
Revenue, 2011A, 5%, 10/01/24 ....................................... 345,000 364,796
Revenue, 2012A, AGMC Insured, 5%, 10/01/23 ........................... 6,425,000 7,034,861
Revenue, 2017 A, Pre-Refunded, 4%, 2/15/33 ............................ 5,000 6,102
Revenue, 2017 A, 4%, 2/15/33 ........................................ 9,995,000 11,444,375
Revenue, 2020 A, AGMC Insured, 5%, 10/01/34 ........................... 2,255,000 2,817,780
Board of Cooperative Educational Services of Oneida Herkimer & Madison Counties,
Revenue, 2016, Refunding, 5%, 8/15/28 ............................... 1,100,000 1,302,455
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/37 1,150,000 1,240,839
City of New York, Revenue, 2010-1, 4%, 1/15/21 .......................... 13,510,000 13,551,070
City of New York, Revenue, 2010A, 3.375%, 5/15/21 ....................... 1,980,000 1,985,029
City of New York, Revenue, 2010A, 3.5%, 5/15/22 ......................... 2,000,000 2,005,220
City of New York, Revenue, 2010A, 3.625%, 5/15/23 ....................... 2,000,000 2,005,380
City of New York, Revenue, 2010A, 3.75%, 5/15/24 ........................ 2,000,000 2,005,440
City University of New York (The), Revenue, 2005 A, NATL Insured, 5.5%, 7/01/22 . 9,240,000 10,213,711
Fashion Institute of Technology, Revenue, 2007, NATL Insured, 5.25%, 7/01/22 ... 1,250,000 1,314,813
Icahn School of Medicine at Mount Sinai, Revenue, 2010-A, 5%, 7/01/21 ........ 3,000,000 3,009,300
Memorial Sloan-Kettering Cancer Center, Revenue, 1998, NATL Insured, 5.5%,
7/01/23 ........................................................ 9,450,000 10,402,465
Memorial Sloan-Kettering Cancer Center, Revenue, 2012-1, Pre-Refunded, 5%,
7/01/23 ........................................................ 1,250,000 1,337,313
New York University, Revenue, 2017 A, Refunding, 5%, 7/01/33 ............... 12,000,000 14,854,920
New York University, Revenue, 2019A, 5%, 7/01/37 ........................ 6,040,000 7,689,464
Northwell Health Obligated Group, Revenue, 2015A, Refunding, 5%, 5/01/27 ..... 6,000,000 6,918,420
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/26 1,000,000 1,146,240
Rochester Institute of Technology, Revenue, 2012, Pre-Refunded, 4%, 7/01/26 .... 4,000,000 4,294,480
Rochester Institute of Technology, Revenue, 2019A, 5%, 7/01/39 .............. 1,000,000 1,254,500

Franklin New York Tax-Free Trust
Statement of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
State of New York Personal Income Tax, Revenue, 2014A, 5%, 2/15/25 ......... $ 5,000,000 $ 5,781,400
State of New York Personal Income Tax, Revenue, 2016 D, Refunding, 5%, 2/15/27 10,000,000 12,416,300
State of New York Personal Income Tax, Revenue, 2018A, Refunding, 5.25%,
3/15/37 ........................................................ 7,000,000 8,919,960
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/32 ................. 7,000,000 8,535,800
State of New York Sales Tax, Revenue, 2018A, 5%, 3/15/42 .................. 10,000,000 12,257,100
State of New York Tax Commissioner of Taxation & Finance, Revenue, 2005 B, NATL
Insured, 5.5%, 7/01/22 ............................................ 10,000,000 10,975,600
State University Construction Fund, Revenue, 2005 A, NATL Insured, 5.5%, 5/15/21 7,000,000 7,301,980
State University Construction Fund, Revenue, 2005 A, NATL Insured, 5.5%, 5/15/24 7,790,000 9,331,641
State University Construction Fund, Revenue, 2012A, 5%, 5/15/26 ............. 8,000,000 8,587,840
State University of New York, Revenue, 2017 A, Refunding, 5%, 7/01/29 ........ 1,000,000 1,232,900
State University of New York, Revenue, 2018 A, 5%, 7/01/33 ................. 1,000,000 1,241,000
Wyckoff Heights Medical Center, Revenue, 2015, Refunding, 5%, 2/15/21 ....... 1,000,000 1,027,220
New York State Environmental Facilities Corp. ,
State of New York State Revolving Fund, Revenue, 2018 B, 5%, 6/15/35 ........ 5,000,000 6,415,250
State of New York State Revolving Fund, Revenue, 2019 A, 5%, 8/15/37 ........ 4,105,000 5,383,666
State of New York State Revolving Fund, Revenue, 2019 A, 5%, 8/15/38 ........ 2,955,000 3,860,885
State of New York State Revolving Fund, Revenue, 2019 A, 5%, 8/15/39 ........ 2,920,000 3,801,811
New York State Thruway Authority ,
Revenue, 2019 B, 4%, 1/01/37 ........................................ 7,000,000 8,106,840
Revenue, I, Pre-Refunded, 5%, 1/01/25 ................................. 5,000,000 5,357,050
Revenue, K, Refunding, 5%, 1/01/28 ................................... 10,000,000 11,680,300
Revenue, K, Refunding, 5%, 1/01/29 ................................... 10,000,000 11,651,600
Revenue, L, Refunding, 5%, 1/01/32 ................................... 1,750,000 2,163,858
State of New York Personal Income Tax, Revenue, 2011A, 5%, 3/15/26 ......... 5,000,000 5,164,850
New York State Urban Development Corp. ,
State of New York Personal Income Tax, Revenue, 2017 A, Refunding, 5%, 3/15/30 10,000,000 12,454,100
State of New York Sales Tax, Revenue, 2019 A, Refunding, 5%, 3/15/38 ......... 5,120,000 6,513,562
Niagara Falls Public Water Authority , Revenue , 2013A , BAM Insured , 5% , 7/15/29 ...
7,060,000 7,980,130
Onondaga County Water Authority , Revenue , 2019 A , 3% , 9/15/44 ..............
5,000,000 5,259,250
Port Authority of New York & New Jersey ,
Revenue, 184TH, 5%, 9/01/25 ........................................ 2,655,000 3,077,225
Revenue, 184TH, 5%, 9/01/28 ........................................ 3,250,000 3,739,612
Revenue, 194TH, Refunding, 5%, 10/15/28 .............................. 9,085,000 10,781,533
Revenue, 209TH, Refunding, 5%, 7/15/34 ............................... 15,000,000 18,759,600
State of New York , GO , 2011E , 3.25% , 12/15/26 ............................
10,520,000 10,920,181
Suffolk County Economic Development Corp. ,
Catholic Health Services of Long Island Obligated Group, Revenue, 2011, Pre-
Refunded, 5%, 7/01/28 ............................................ 1,755,000 1,835,800
Catholic Health Services of Long Island Obligated Group, Revenue, 2011, 5%,
7/01/28 ........................................................ 10,245,000 10,603,985
Suffolk County Water Authority , Revenue , 2018 A , 3.25% , 6/01/43 ...............
17,100,000 18,376,344
Town of Brookhaven ,
GO, 2013B, 3%, 1/15/27 ............................................ 3,290,000 3,332,671
GO, 2013B, 3%, 1/15/28 ............................................ 4,420,000 4,474,145
Triborough Bridge & Tunnel Authority ,
Revenue, 2008B-3, 5%, 11/15/34 ...................................... 3,480,000 4,115,831
Revenue, 2013A, Refunding, Zero Cpn ., 11/15/30 ......................... 14,175,000 10,927,366
Utility Debt Securitization Authority , Revenue , 2016 A , Refunding , 5% , 12/15/26 .....
5,000,000 5,950,400
897,649,660
Total Municipal Bonds (Cost $843,994,423) .....................................
897,649,660
a a a a

Franklin New York Tax-Free Trust
Statement of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

See Abbreviations on page 6.
Short Term Investments 1.7%
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 1.7%
New York 1.7%
b
Metropolitan Transportation Authority , Revenue , 2008A-1 , Refunding , LOC TD Bank
NA , Daily VRDN and Put , 0.11% , 11/01/31 ............................... $ 1,000,000 $ 1,000,000
b
Nassau County Industrial Development Agency , Cold Spring Harbor Laboratory ,
Revenue , 1999 , Refunding , SPA TD Bank NA , Daily VRDN and Put , 0.12% , 1/01/34 4,000,000 4,000,000
b
Triborough Bridge & Tunnel Authority ,
Revenue, 2001 C, Refunding, LOC State Street Bank & Trust Co., Daily VRDN and
Put, 0.12%, 1/01/32 .............................................. 5,730,000 5,730,000
Revenue, 2005 B-2, Refunding, LOC Citibank NA, Daily VRDN and Put, 0.09%,
1/01/32 ........................................................ 5,145,000 5,145,000
15,875,000
Total Municipal Bonds (Cost $15,875,000) ......................................
15,875,000
a
Total Investments (Cost $859,869,423) 98.9% ...................................
$913,524,660
Other Assets, less Liabilities 1.1% .............................................
9,687,584
Net Assets 100.0% ...........................................................
$923,212,244
a
The maturity date shown represents the mandatory put date.
b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin New York Tax-Free Trust

Notes to Statement of Investments (unaudited)
1. Organization
Franklin New York Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one fund, Franklin New York Intermediate-Term Tax-Free Income Fund
(Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S.
GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within New York. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.

Franklin New York Tax-Free Trust
Notes to Statement of Investments (unaudited)

5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments.
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At June 30, 2020, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.
6. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
AGMC Assured Guaranty Municipal Corp.
BAM Build America Mutual Assurance Co.
FHLMC Federal Home Loan Mortgage Corp.
GO General Obligation
LOC Letter of Credit
NATL National Reinsurance Corp.
SPA Standby Purchase Agreement
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.